ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of Accounts Receivable
Accounts receivable consist of the following:

	December 31
	2024	2023
Trade	40,739	46,646
Notes receivable	1,521	1,640
Less - allowance for credit losses	(2,749)	(2,254)
	39,511	46,032
Less - non-current accounts receivable, net	(3,176)	(3,670)
Total current accounts receivable, net	36,335	42,362